Provisions for pensions and similar obligations (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Present Value Of The Obligations Post Employment Plans [Abstract]
To current employees		R$ 716,492	R$ 796,243	R$ 770,423
Vested obligations to retired employees		23,296,715	21,205,366	19,998,703
Total		24,013,207	22,001,609	20,769,126
Less:
Fair value of plan assets		22,708,990	20,689,637	20,116,916
Unrecognized assets	[1]	(1,079,808)	(1,090,682)	(969,161)
Provisions - Post-employment plans, net		2,384,025	2,402,654	1,621,371
Present value of the obligations - Other similar obligations:
To current employees		184,606	228,107	200,009
Vested obligations to retired employees		4,604,466	4,815,654	4,046,480
Total		4,789,072	5,043,761	4,246,489
Less:
Fair value of plan assets		4,157,251	3,721,147	3,310,895
Unrecognized assets	[1]	(68,527)	0	0
Provisions - Other similar obligations, net		700,348	1,322,614	935,594
Total provisions for pension plans, net		3,084,373	3,725,268	2,556,965
Of which:
Actuarial provisions		3,357,654	3,923,457	2,710,627
Actuarial assets (note 15)		R$ 273,281	R$ 198,189	R$ 153,662

[1]	Refers to fully funded surplus plans Banesprev I and III, Sanprev I,II and III and Bandeprev.